December 1, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: Riversource Strategic Allocation Series, Inc.
       RiverSource Strategic Allocation Fund
       RiverSource Strategic Income Allocation Fund
    Post-Effective Amendment No. 46
    File Nos. 002-93801/811-04133
    Accession Number: 0000950123-09-066525

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 46 (Amendment). This Amendment was filed electronically on November 27, 2009.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.